Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	637,611	366,243	1,313,510	3,507,302	3,518,527	1,413,982
Professional Fees	33,179	39,169	259,702	89,643	397,727	342,845
Officer’s Salary	162,498	161,861	494,090	361,276	516,332	627,197
Rent - Related Party		3,556	3,683	9,819	13,092	14,793
Research and Development	39,254	27,626	171,748	65,408	88,470	223,050
Total Operating Expenses	872,542	598,455	2,242,733	4,033,448	4,534,148	2,621,867
Loss from Operations	(872,542)	(598,455)	(2,242,733)	(4,033,448)	(4,534,148)	(2,621,867)
Other Income/(Expenses)
Gain on debt extinguishment (PPP)			90,100
Net change in unrealized depreciation on investment in gold bullion	(37,702)		(37,702)
Interest expense	(188,416)	(94,703)	(518,294)	(279,846)	(386,624)	(294,352)
Amortization of original issue discount	(2,088,487)		(4,172,955)		(50,505)
Interest income						6,369
Total Other Income/(Expenses)	(2,314,605)	(94,703)	(4,638,851)	(279,846)	(437,129)	(287,983)
Net (Loss) before Provision for Income Taxes	(3,187,147)	(693,158)	(6,881,584)	(4,313,294)	(4,971,277)	(2,909,850)
Provision for Income Taxes
Net (Loss)	$ (3,187,147)	$ (693,158)	$ (6,881,584)	$ (4,313,294)	$ (4,971,277)	$ (2,909,850)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.00)
Weighted average number of shares outstanding during the period - Basic and Diluted	879,561,355	851,168,167	865,640,011	846,717,942	848,651,465	835,587,422